Royalties Paid (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of Royalty Payment [abstract]
Summary of royalties paid

	United States Dollar
Figures in millions unless otherwise stated	2024	2023	2022

Amount owing at beginning of the year	(21.0)	(17.9)	(20.6)
Royalties	(147.7)	(116.4)	(110.4)
Amount owing at end of the year	30.7	21.0	17.9
Translation	1.9	(0.1)	0.8
Total royalties paid	(136.1)	(113.4)	(112.3)